Dividends (Tables)	12 Months Ended
Sep. 30, 2013
Dividends [Abstract]
Schedule of Dividend Payment Restrictions
For the year ended September 30, 2013, there were no dividends declared or paid to shareholders.

	September 30, 2012
	Declared effective	Paid to shareholders	Total
Dividend per Common Share
Dividend $0.12	November 16, 2011	December 14, 2011	$2,091
Dividend $0.12	February 8, 2012	March 7, 2012	2,091
Dividend $0.06	May 10, 2012	June 7, 2012	1,039
Dividend $0.06	August 10, 2012	September 7, 2012	1,048
			$6,269

	September 30, 2011
	Declared effective	Paid to shareholders	Total
Dividend per Common Share
Dividend $0.10	December 6, 2010	December 21, 2010	$1,710
Dividend $0.12	February 7, 2011	February 21, 2011	2,062
Dividend $0.12	May 9, 2011	May 24, 2011	2,084
Dividend $0.12	August 10, 2011	August 25, 2011	2,073
			$7,929